CASH FLOW ITEMS - Other Non-Cash Items, Operating Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Statement [Abstract]
Share-based compensation	$ 5.9	$ 5.1
Effects of exchange rate fluctuation on restricted cash	(1.6)	(1.0)
Amortization of gains related to flow-through common shares	(3.6)	(3.7)
Changes in estimates of environmental indemnities at closed sites	7.5	(9.8)
Gain (loss) on purchase and redemption of Senior notes	20.2	(4.0)
Write-down of assets	2.3	5.3
Write-down of receivables	0.2	0.3
Other	1.4	5.6
Total adjustments for other non-cash items within operating activities	$ 12.1	$ (2.2)